CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 23,364	$ 21,762
Restricted cash	1,837	10,260
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 108 and $ 192 in 2012 and 2013, respectively)	18,665	10,246
Other receivables and prepaid expenses	3,719	5,424
Total current assets	47,585	47,692
Property and equipment, net	1,377	1,522
Other intangible assets, net	27,040	35,295
Goodwill	37,435	37,435
Other assets	1,438	1,215
Total assets	114,875	123,159
Current liabilities:
Current maturities of long term debt	2,300	2,300
Trade payables	13,900	9,560
Deferred revenues	9,052	5,132
Payment obligation related to acquisition	8,773	20,317
Accrued expenses and other liabilities	16,420	14,679
Total current liabilities	50,445	51,988
Long-term debt	4,250	6,550
Contingent purchase consideration		6,078
Other long term liabilities	3,610	3,833
Total liabilities	58,305	68,449
Commitments and contingent liabilities
Shareholders' equity:
Ordinary shares of NIS 0.01 par value - Authorized: 40,000,000 and 120,000,000 shares at December 31, 2012 and 2013, respectively; Issued and outstanding: 12,064,510 and 12,501,237 shares at December 31, 2012 and 2013, respectively	29	28
Additional paid-in capital	46,618	45,069
Retained earnings	10,925	10,615
Treasury stock	(1,002)	(1,002)
Total shareholders' equity	56,570	54,710
Total liabilities and shareholders' equity	$ 114,875	$ 123,159